Summary of Significant Accounting Policies - Summary of Estimated Economic Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2017
Licensing Fee [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives description	Over the licensing period
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	10 years
IP Right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	6 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	3 years
Software Platforms [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	3 years